STOCK-BASED COMPENSATION - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 18,326	$ 14,580	$ 7,231
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	989	1,535	1,250
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	3,279	1,513	352
Sales, general and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 14,058	$ 11,532	$ 5,629